Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2019
Accounting Policies [Abstract]
Schedule of translation of amounts exchange rates

	March 31, 2019	March 31, 2018	March 31, 2017
Balance sheet items, except for equity accounts	6.7111	6.2807	6.8912

	March 31, 2019	March 31, 2018	March 31, 2017
Items in the statements of operations and comprehensive income(loss), and statements of cash flows	6.7138	6.6269	6.7304

Schedule of useful life of property, plant and equipment
Asset category	Residual value rate	Useful live

Machinery	5%	10 years

Electric equipment	5%	3~5 years

Office equipment	5%	5 years

Vehicles	5%	4 years

Leasehold improvement cost	5%	3~10 years

Schedule of construction in process
	March 31, 2019	March 31, 2018
Factory	$129,453	$138,325
Workshop	519,782	488,079
	$649,235	$626,404

Schedule of concentration risk

	For the years ended
	March 31, 2019	March 31, 2018

Customer A	17.07%	19.86%
Customer B	15.80%	11.76%

	For the years ended
	March 31, 2018	March 31, 2018

Customer A (Note 3)	9.28%	14.67%
Customer B (Note 3)	9.81%	23.00%